Financial Instruments and Risk Management - Summary of Net Monetary Assets and Liabilities Held in Foreign Currencies (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Net monetary assets (liabilities)	$ 2,727	$ 4,586
Canadian Dollar
Disclosure Of Financial Instruments [Line Items]
Net monetary assets (liabilities)	(822)	(1,042)
Mexican Peso
Disclosure Of Financial Instruments [Line Items]
Net monetary assets (liabilities)	$ 3,549	$ 5,628